Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share

Basic and diluted net earnings per share for each of the year presented were calculated as follows:

	Years ended December 31,
(In thousands of US$ except share data and per share data)	2023	2024	2025
Numerator:
Net income	2,811	4,558	6,301
Net income attributable to ordinary shareholders of the Company for computing basic and diluted net loss/earnings per share	2,811	4,558	6,301
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net loss/earnings per share	371,726,318	376,344,425	378,546,843
Basic and diluted net earnings per ordinary share	0.01	0.01	0.02

Schedule of Diluted Earnings Per Share

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years ended December 31,
	2023	2024	2025
Restricted Shares	7,996,700	7,458,560	7,614,950
Share options awards	17,022,180	16,854,060	16,656,560
Total	25,018,880	24,312,620	24,271,510